Other Receivables	12 Months Ended
Dec. 31, 2023
Other Receivables [Abstract]
OTHER RECEIVABLES
8.	OTHER RECEIVABLES

	As of December 31,
	2023	2022
Cash advance to a third-party vendor	$795,899	$817,564
Provision for expected credit loss on other receivables	(795,899)	-
	$-	$817,564

The Company recognized a provision for expected credit loss on other receivables of $795,899 during the year ended December 31, 2023. No provision was made during the years ended December 31,2022 and 2021.